UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:
Braddock Multi-Strategy Income Fund
(Class A: BDKAX)
(Class C: BDKCX)
(Institutional Class: BDKNX)

SEMI-ANNUAL REPORT
June 30, 2016

Braddock Multi-Strategy Income Fund
A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	15
Expense Examples	22

This report and the financial statements contained herein are provided for the general information of the shareholders of the Braddock Multi-Strategy Income Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES – 52.9%
$1,000,000	ALM XVI Ltd./ALM XVI LLC 5.978%, 7/15/2027[1,2,3,4]	$836,541
125,000	American Homes 4 Rent 2014-SFR1 2.946%, 6/17/2031[2,3]	119,924
500,000	American Residential Properties 2014-SFR1 Trust 4.355%, 9/17/2031[2,3]	493,609
53,037	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003-12 1.578%, 1/25/2034[1,2]	47,076
1,000,000	Bellemeade Re II Ltd. 6.953%, 4/25/2026[1,2,3]	1,001,262
500,000	Bellemeade Re Ltd. 6.746%, 7/25/2025[1,2,3]	501,826
1,500,000	CAN Capital Funding LLC 4.257%, 4/15/2020[1,3]	1,487,909
1,195,243	Countrywide Asset-Backed Certificates 1.353%, 5/25/2032[1,2]	1,079,996
1,384,479	Credit Suisse First Boston Mortgage Securities Corp. 1.103%, 2/25/2032[1,2]	1,365,230
217,016	Credit-Based Asset Servicing and Securitization LLC 5.162%, 7/25/2035[1,2]	215,184
500,000	Fannie Mae Connecticut Avenue Securities 7.203%, 8/25/2028[1,2]	549,469
1,500,000	FirstKey Lending 2015-SFR1 Trust 4.957%, 3/9/2047[1,2,3]	1,414,405
499,645	Freddie Mac Structured Agency Credit Risk Debt Notes 9.653%, 10/25/2027[1,2]	541,779
499,955	Freddie Mac Structured Agency Credit Risk Debt Notes 7.996%, 12/25/2027[1,2]	477,434
3,900,000	GSRPM Mortgage Loan Trust Series 2004-1 2.953%, 9/25/2042[1,2,3]	4,004,042
1,500,000	Halcyon Loan Advisors Funding 2012-1 Ltd. 6.126%, 8/15/2023[1,2,3,4]	1,007,302
500,000	Invitation Homes 2014-SFR2 Trust 4.446%, 9/17/2031[2,3]	490,422
750,000	Invitation Homes 2015-SFR2 Trust 3.597%, 6/17/2032[1,2,3]	720,115
1,000,000	Invitation Homes 2015-SFR3 Trust 5.196%, 8/17/2032[1,2,3]	989,396
1,000,000	LSTAR Securities Investment Trust 2015-8 3.939%, 8/1/2020[1,2,3]	961,250
1,000,000	Nationstar HECM Loan Trust 2015-1A 7.021%, 5/25/2018[1,3]	995,160
500,000	Nationstar HECM Loan Trust 2016-2 6.535%, 6/25/2026[1,3]	500,000

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	OnDeck Asset Securitization Trust II LLC 7.630%, 5/17/2020[1,3]	$1,005,000
260,000	OneMain Financial Issuance Trust 2014-2 5.310%, 9/18/2024[1,3]	258,379
1,000,000	OneMain Financial Issuance Trust 2015-2 5.640%, 7/18/2025[1,3]	983,363
137,967	Resix Finance Ltd. Credit-Linked Notes 5.438%, 2/10/2036[2,3]	26,543
554,791	Soundview Home Equity Loan Trust 2001-2 6.500%, 3/25/2030[1,2]	556,575
1,500,000	THL Credit Wind River 2014-3 CLO Ltd. 6.235%, 1/22/2027[1,2,3,4]	1,272,814
334,169	VOLT XXIV LLC 3.500%, 2/25/2055[1,2,3]	332,507
312,393	VOLT XXX LLC 3.625%, 10/25/2057[1,2,3]	312,027
991,727	VOLT XXXIII LLC 4.250%, 3/25/2055[1,2,3]	941,205
2,000,000	West CLO 2014-2 Ltd. 6.673%, 1/16/2027[1,2,3,4]	1,304,400

	TOTAL ASSET-BACKED SECURITIES (Cost $26,779,075)	26,792,144

	COLLATERALIZED MORTGAGE OBLIGATIONS – 43.9%
207,932	ABN Amro Mortgage Corp. 5.677%, 12/25/2033[1,2]	174,595
12,856,348	Alternative Loan Trust 2005-62 1.968%, 12/25/2035[1,2,5]	1,047,085
210,421	Alternative Loan Trust 2006-13T1 6.000%, 5/25/2036[1]	177,273
456,417	Banc of America Alternative Loan Trust 2004-7 5.359%, 8/25/2019[1,2]	355,937
617,786	Banc of America Alternative Loan Trust 2004-9 5.750%, 10/25/2034[1]	297,020
140,431	Banc of America Mortgage 2003-C Trust 3.237%, 4/25/2033[1,2]	105,191
457,654	Banc of America Mortgage 2003-D Trust 3.333%, 5/25/2033[1,2]	371,096
286,115	Banc of America Mortgage 2003-I Trust 2.836%, 10/25/2033[1,2]	221,210

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$1,636,046	Bayview Commercial Asset Trust 2005-1 0.883%, 4/25/2035[1,2,3]	$1,417,099
	Bayview Commercial Asset Trust 2005-3
301,901	0.943%, 11/25/2035[1,2,3]	252,313
707,926	0.963%, 11/25/2035[1,2,3]	592,217
336,940	1.053%, 11/25/2035[1,2,3]	283,091
	Bayview Commercial Asset Trust 2006-1
306,877	0.833%, 4/25/2036[1,2,3]	255,025
324,029	0.853%, 4/25/2036[1,2,3]	269,589
278,256	0.873%, 4/25/2036[1,2,3]	231,773
298,959	Bear Stearns ALT-A Trust 2005-9 0.973%, 11/25/2035[1,2]	259,461
2,566,918	Bear Stearns ARM Trust 2004-10 3.147%, 1/25/2035[1,2]	1,033,076
623,965	Bear Stearns Asset Backed Securities Trust 2003-AC6 5.703%, 11/25/2033[1,2]	533,948
76,263	Chase Mortgage Finance Trust Series 2002-S4 6.250%, 3/25/2032[1]	72,474
473,374	Chase Mortgage Trust 2016-1 3.750%, 4/25/2045[1,2,3]	427,967
143,373	CHL Mortgage Pass-Through Trust 2002-32 5.880%, 1/25/2033[1,2]	117,478
300,397	CHL Mortgage Pass-Through Trust 2003-58 2.814%, 2/19/2034[1,2]	263,241
1,274,605	CHL Mortgage Pass-Through Trust 2004-7 2.997%, 6/25/2034[1,2]	1,066,048
28,572,473	CHL Mortgage Pass-Through Trust 2005-3 1.972%, 4/25/2035[1,2,5]	2,177,851
669,903	Citigroup Mortgage Loan Trust, Inc. 2.933%, 3/25/2034[1,2]	459,312
312,602	Credit Suisse First Boston Mortgage Securities Corp. 6.098%, 6/25/2032[1,2]	168,688
2,376,804	GSR Mortgage Loan Trust 2004-7 2.772%, 6/25/2034[1,2]	2,067,208
530,829	HomeBanc Mortgage Trust 2004-1 1.353%, 8/25/2029[1,2]	322,613
336,685	Impac CMB Trust Series 2004-4 2.703%, 9/25/2034[1,2]	289,339
1,152,001	MASTR Adjustable Rate Mortgages Trust 2004-13 2.868%, 12/21/2034[1,2]	908,871
219,421	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-B 2.853%, 5/25/2029[1,2]	171,356
974,684	New York Mortgage Trust 2005-1 1.203%, 4/25/2035[1,2]	876,768

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$281,517	Prime Mortgage Trust 2003-1 5.500%, 6/25/2033[1,2]	$240,678
773,855	Prime Mortgage Trust 2005-2 4.872%, 10/25/2032[1,2]	700,756
146,384	Provident Funding Mortgage Loan Trust 2004-1 2.843%, 4/25/2034[1,2]	107,450
43,061	Sequoia Mortgage Trust 2005-4 2.826%, 4/20/2035[1,2]	42,309
174,534	Structured Asset Sec Corp. Mort Pas Thr Cert Ser 2002 5A 2.614%, 4/25/2032[1,2]	167,096
117,469	Structured Asset Sec Corp. Mort Pass Thru Cer Ser 2003-17A 2.307%, 5/25/2033[1,2]	—
55,759	Structured Asset Securities Corp. Mor Pas Thr Cer Ser 2003-6A 2.818%, 3/25/2033[1,2]	47,502
	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003- 26A
239,990	1.957%, 9/25/2033[1,2]	200,607
41,959	2.387%, 9/25/2033[1,2]	15,520
553,099	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-22A 2.884%, 6/25/2033[1,2]	187,672
50,764	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-34A 2.307%, 11/25/2033[1,2]	7,500
551,018	Thornburg Mortgage Securities Trust 2003-2 1.578%, 4/25/2043[1,2]	530,526
254,507	WaMu Mortgage Pass-Through Certificates Series 2002-AR18 Trust 2.761%, 1/25/2033[1,2]	212,654
	WaMu Mortgage Pass-Through Certificates Series 2002-S8 Trust
33,325	5.250%, 1/25/2018[1]	32,014
17,604	5.250%, 1/25/2018[1,3]	10,775
383,421	WaMu Mortgage Pass-Through Certificates Series 2003-AR6 Trust 2.903%, 6/25/2033[1,2]	333,252
459,709	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-AR3 Trust 2.643%, 12/25/2032[1,2]	399,152
373,147	Wells Fargo Mortgage Backed Securities 2003-J Trust 2.677%, 10/25/2033[1,2]	225,049
570,145	Wells Fargo Mortgage Backed Securities 2003-K Trust 2.615%, 11/25/2033[1,2]	487,201
451,813	Wells Fargo Mortgage Backed Securities 2003-O Trust 2.692%, 1/25/2034[1,2]	128,170
73,806	Wells Fargo Mortgage Backed Securities 2004-D Trust 2.966%, 5/25/2034[1,2]	48,782

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$743,632	Wells Fargo Mortgage Backed Securities 2004-J Trust 2.986%, 7/25/2034[1,2]	$662,617
252,601	Wells Fargo Mortgage Backed Securities 2004-L Trust 2.871%, 7/25/2034[1,2]	165,241

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,090,087)	22,218,736

	CORPORATE BONDS – 0.0%
	FINANCIALS – 0.0%
750,000	First Matrix RMOF Trust 0.000%, 10/1/2029[2,4,5,6]	1,875

	TOTAL FINANCIALS (Cost $5,536)	1,875

	TOTAL CORPORATE BONDS (Cost $5,536)	1,875

Number of Shares
	SHORT-TERM INVESTMENTS – 2.5%
250,193	Fidelity Institutional Government Portfolio, 0.26%	250,193
1,008,389	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.26%	1,008,389

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,258,582)	1,258,582

	TOTAL INVESTMENTS – 99.3% (Cost $48,133,280)	50,271,337
	Other Assets in Excess of Liabilities – 0.9%	371,642

	TOTAL NET ASSETS – 100.0%	$50,642,979

	SECURITIES SOLD SHORT – (0.2)%
	EXCHANGE-TRADED FUNDS – (0.2)%
(3,000)	SPDR Barclays High Yield Bond ETF	(107,100)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $102,283)	(107,100)

	TOTAL SECURITIES SOLD SHORT (Proceeds $102,283)	(107,100)

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $24,627,042.
[4]	Illiquid security. The total illiquid securities represent 8.73% of Net Assets.

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

[5]	Interest-only security.
[6]	Fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $1,875.

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund
SUMMARY OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Security Type	Percent of Total Net Assets
Asset-Backed Securities	52.9%
Collateralized Mortgage Obligations	43.9%
Corporate Bonds	0.0%
Short-Term Investments	2.5%
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $48,133,280)	$50,271,337
Cash	100,200
Cash deposited with broker for securities sold short	101,042
Receivables:
Fund shares sold	80,000
Interest	228,388
Prepaid expenses	44,042
Prepaid offering costs	24,107
Total assets	50,849,116

Liabilities:
Securities sold short, at value (proceeds $102,283)	107,100
Payables:
Advisor	29,922
Payable Fund Shares Redeemed	8,308
Shareholder servicing fees (Note 7)	3,511
Distribution fees - Class A & Class C (Note 6)	163
Fund administration fees	6,429
Auditing fees	7,947
Fund accounting fees	7,985
Custody fees	5,031
Chief Compliance Officer fees	2,341
Trustees' fees and expenses	269
Transfer agent fees and expenses	7,916
Dividends Payable	14,066
Accrued other expenses	5,149
Total liabilities	206,137

Net Assets	$50,642,979

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$48,239,959
Accumulated net investment income	315,819
Accumulated net realized loss on investments	(46,039)
Net unrealized appreciation (depreciation) on:
Investments	2,138,057
Securities sold short	(4,817)
Net Assets	$50,642,979

Braddock Multi-Strategy Income Fund
STATEMENT OF ASSETS AND LIABILITIES - Continued
As of June 30, 2016 (Unaudited)

Class A Shares:
Net assets applicable to shares outstanding	$576,094
Number of shares issued and outstanding	57,804
Net asset value per share[1]	$9.97
Maximum sales charge (4.25% of offering price)[2]	0.44
Maximum offering price to public	$10.41

Class C Shares:
Net assets applicable to shares outstanding	$52,858
Number of shares issued and outstanding	5,306
Net asset value per share[1]	$9.96

Institutional Class Shares:
Net assets applicable to shares outstanding	$50,014,027
Number of shares issued and outstanding	5,017,403
Net asset value per share	$9.97

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more.

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Interest	$2,064,636
Total investment income	2,064,636

Expenses:
Advisory fees	310,035
Registration fees	27,599
Fund administration fees	27,256
Fund accounting fees	25,247
Transfer agent fees and expenses	21,419
Offering costs	21,233
Legal fees	12,752
Auditing fees	9,448
Custody fees	7,280
Shareholder servicing fees (Note 7)	6,903
Chief Compliance Officer fees	6,812
Shareholder reporting fees	5,469
Miscellaneous	4,664
Trustees' fees and expenses	4,043
Dividends on securities held short	1,104
Insurance fees	622
Distribution fees - Class A (Note 6)	284
Distribution fees - Class C (Note 6)	162
Interest expense	136
Total expenses	492,468
Advisory fees waived	(118,708)
Net expenses	373,760
Net investment income	1,690,876

Realized and Unrealized Loss on Investments:
Net realized loss on investments	(46,039)
Net change in unrealized appreciation/depreciation on:
Investments	(412,724)
Securities sold short	(4,817)
Net realized and unrealized loss on investments	(463,580)

Net Increase in Net Assets from Operations	$1,227,296

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Period Ended December 31, 2015*
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,690,876	$-
Net realized loss on investments	(46,039)	-
Net change in unrealized appreciation/depreciation on investments
and securities sold short	(417,541)	-
Net increase in net assets resulting from operations	1,227,296	-

Distributions to Shareholders:
From net investment income:
Class A	(9,131)	-
Class C	(873)	-
Institutional Class	(1,365,053)	-
Total distributions to shareholders	(1,375,057)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	607,533	2,500
Class C	50,000	2,500
Institutional Class	2,008,758	5,000
Institutional Class Capital Issued with Reorganization of Private Fund (Note 1)	49,332,058
Reinvestment of distributions:
Class A	7,755	-
Class C	58	-
Institutional Class	1,317,401	-
Cost of shares redeemed
Class A	(41,581)	-
Institutional Class	(2,501,242)	-
Net increase in net assets from capital transactions	50,780,740	10,000

Total increase in net assets	50,632,979	10,000

Net Assets:
Beginning of period	10,000	-
End of period	$50,642,979	$10,000

Accumulated net investment income	$315,819	$-

Capital Share Transactions:
Shares sold:
Class A	60,932	250
Class C	5,050	250
Institutional Class	201,272	500
Institutional Class Shares Issued with Reorganization of Private Fund (Note 1)	4,933,206
Shares reinvested:
Class A	778	-
Class C	6	-
Institutional Class	132,478	-
Shares redeemed
Class A	(4,156)	-
Institutional Class	(250,053)	-
Net increase from capital share transactions	5,079,513	1,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Period Ended December 31, 2015*
Net asset value, beginning of period	$10.00		$10.00
Income from Investment Operations:
Net investment income[1]	0.33		-
Net realized and unrealized loss on investments	(0.10)		-
Total from investment operations	0.23		-

Less Distributions:
From net investment income	(0.26)		-
Total distributions	(0.26)		-

Net asset value, end of period	$9.97		$10.00

Total return[2]	2.39%	[3]	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$576		$3

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.23%	[4]	-%
After fees waived and expenses absorbed	1.75%	[4]	-%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	6.09%	[4]	-%
After fees waived and expenses absorbed	6.57%	[4]	-%

Portfolio turnover rate	11%	[3]	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.25% of offering price which is reduced on sales of $1 million or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Period Ended December 31, 2015*
Net asset value, beginning of period	$10.00		$10.00
Income from Investment Operations:
Net investment income[1]	0.29		-
Net realized and unrealized loss on investments	(0.10)		-
Total from investment operations	0.19		-

Less Distributions:
From net investment income	(0.23)		-
Total distributions	(0.23)		-

Net asset value, end of period	$9.96		$10.00

Total return[2]	1.90%	[3]	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$53		$2

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.98%	[4]	-%
After fees waived and expenses absorbed	2.50%	[4]	-%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	5.34%	[4]	-%
After fees waived and expenses absorbed	5.82%	[4]	-%

Portfolio turnover rate	11%	[3]	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Period Ended December 31, 2015*
Net asset value, beginning of period	$10.00		$10.00
Income from Investment Operations:
Net investment income[1]	0.34		-
Net realized and unrealized loss on investments	(0.10)		-
Total from investment operations	0.24		-

Less Distributions:
From net investment income	(0.27)		-
Total distributions	(0.27)		-

Net asset value, end of period	$9.97		$10.00

Total return[2]	2.48%	[3]	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$50,014		$5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.98%	[4]	-%
After fees waived and expenses absorbed	1.50%	[4]	-%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	6.34%	[4]	-%
After fees waived and expenses absorbed	6.82%	[4]	-%

Portfolio turnover rate	11%	[3]	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Braddock Multi-Strategy Income Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (Unaudited)

Note 1 – Organization
The Braddock Multi-Strategy Income Fund (the ‘‘Fund’’) was organized as non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks total return with an emphasis on providing current income. The Fund’s Class A, Class C, and Institutional Class shares commenced investment operations on December 31, 2015.

The Fund commenced operations on December 31, 2015, with Class A, Class C, and Institutional Class shares, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $49,332,058 transfer of shares of the Fund in exchange for the net assets of the Braddock Structured Opportunities Fund Series A, LP, a Delaware limited partnership (the “Company”). This exchange was nontaxable, whereby the Fund’s Institutional Class issued 4,933,206 shares for the net assets of the Company on December 31, 2015. Assets with a fair market value of $49,332,058 consisting of cash, interest receivable and securities of the Company with a fair value of $46,754,826 (identified costs of investments transferred were $44,204,045) and cash were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Braddock Multi-Strategy Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016 (Unaudited)

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

(b) Short Sales
The Fund may sell securities short. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $45,340, which are being amortized over a one-year period from December 31, 2015 (commencement of operations).

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Braddock Multi-Strategy Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the six months ended June 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make dividend distributions of net investment income, if any, monthly and net capital gains distributions, if any, at least annually, typically in December. The Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Use of Estimates
The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.25% of the Fund’s average daily net assets. The Advisor engages Braddock Financial, LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.75%, 2.50% and 1.50% of the Fund's average daily net assets for Class A, Class C, and Institutional Class shares, respectively. This agreement is in effect until April 30, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended June 30, 2016, the Advisor waived a portion of its advisory fees totaling $118,708. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. At June 30, 2016, the amount of these potentially recoverable expenses was $118,708. The Advisor may recapture all or a portion of this amount no later than December 31, 2019.

Braddock Multi-Strategy Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016 (Unaudited)

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended June 30, 2016, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2016 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At June 30, 2016, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$48,133,280

Gross unrealized appreciation	$4,035,858
Gross unrealized depreciation	(1,897,801)

Net unrealized appreciation on investments	$2,138,057

Note 5 – Investment Transactions
For the six months ended June 30, 2016, purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales	Securities Sold Short
$ 7,551,209	$ 5,371,468	$ 102,283

Note 6 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares. With respect to the Class A and Class C shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets of such shares, payable to the Distributor. The Institutional Class shares are not subject to any distribution fees.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. In addition, HRC may receive sales charges from the Fund’s distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s distributor. For the six months ended June 30, 2016, HRC did not receive any sales charges or distribution fees with respect to the Fund pursuant to the wholesaling agreement.

Braddock Multi-Strategy Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016 (Unaudited)

For the six months ended June 30, 2016, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Fund’s average daily net assets of its shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2016, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund’s that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Braddock Multi-Strategy Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016 (Unaudited)

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$26,314,709	$-	$26,314,709
Collateralized Mortgage Obligations	-	22,696,171	-	22,696,171
Corporate Bonds	-	-	1,875	1,875
Short-Term Investments	1,258,582	-	-	1,258,582
Total Assets	$1,258,582	$49,010,880	$1,875	$50,271,337

Liabilities
Securities Sold Short
Exchange-Traded Funds	$107,100	$-	$-	$107,100
Total Liabilities	$107,100	$-	$-	$107,100

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of December 31, 2015	$-
Transfers into Level 3 during the period	1,875
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Principal paydown	-
Balance as of June 30, 2016	$1,875

Braddock Multi-Strategy Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2016:

	Fair Value June 30, 2016	Valuation Methodologies	Indicative Input[1]	Impact to Valuation from an increase in Input[2]
Corporate Bonds	$ 1,875	Conservative Outlook for the Future Cash Flows	Future Cash Flows	Increase

[1]	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

[2]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 10 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Braddock Multi-Strategy Income Fund
EXPENSE EXAMPLES
For the Six Months Ended June 30, 2016 (Unaudited)

Expense Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2016 to June 30, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/16	6/30/16	1/1/16 – 6/30/16
Class A
Actual Performance	$ 1,000.00	$ 1,023.90	$ 8.83
Hypothetical (5% annual return before expenses)	1,000.00	1,016.14	8.80
Class C
Actual Performance	1,000.00	1,019.00	12.53
Hypothetical (5% annual return before expenses)	1,000.00	1,012.40	12.49
Institutional Class
Actual Performance	1,000.00	1,024.80	7.53
Hypothetical (5% annual return before expenses)	1,000.00	1,017.38	7.50

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75%, 2.50% and 1.50% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

This page is intentionally left blank

This page is intentionally left blank

Braddock Multi-Strategy Income Fund
A series of Investment Managers Series Trust

Investment Advisor
Liberty Street Advisors, Inc.
100 Wall Street, 20th Floor
New York, New York 10005

Sub-Advisor
Braddock Financial, LLC
1125 17th Street, Suite 1510
Denver, Colorado 80202

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Braddock Multi-Strategy Income Fund - Class A	BDKAX	46141Q 618
Braddock Multi-Strategy Income Fund - Class C	BDKCX	46141Q 592
Braddock Multi-Strategy Income Fund - Institutional Class	BDKNX	46141Q 584

Privacy Principles of the Braddock Multi-Strategy Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Braddock Multi-Strategy Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (800) 207-7108. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Braddock Multi-Strategy Income Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (800) 207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	09/08/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	09/08/2016

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	09/08/2016